Taxation - Additional Information (Detail)	6 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended
	Jun. 30, 2009 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States [Member]	Dec. 31, 2011 Federal [Member] CNY	Dec. 31, 2011 State [Member] CNY	Dec. 31, 2011 Hong Kong [Member]	Dec. 31, 2011 Malaysia [Member] MYR	Dec. 31, 2011 Taiwan [Member] TWD	Dec. 31, 2011 Netherlands [Member] EUR (€)	Dec. 31, 2011 Japan [Member]	Dec. 31, 2011 PRC [Member]	Mar. 16, 2007 PRC [Member]	Dec. 31, 2011 Beijing Perfect World Network Technology Co., Ltd. (“PW Network”) [Member]	Dec. 31, 2008 Beijing Perfect World Software Co., Ltd. (“PW Software”) [Member] CNY	Dec. 31, 2011 Beijing Perfect World Software Co., Ltd. (“PW Software”) [Member]	Dec. 31, 2011 Shanghai Perfect World Network Technology Co., Ltd. (“Shanghai PW Network”) [Member]	Dec. 31, 2011 Beijing Perfect World Digital Entertainment Co., Ltd. (“PW Digital”) [Member]	Dec. 31, 2011 Chengdu Perfect World Network Technology Co., Ltd. (“Chengdu PW Network”) [Member]	Dec. 31, 2011 Other major China-based subsidiaries and VIEs [Member]
Components of income taxes
Value added tax rate															17.00%
Value added tax refund rate		14.00%	14.00%	14.00%											14.00%
Value added tax net rate															3.00%
Value added tax surcharge rate															10.00%
Consumption tax rate												5.00%
Business tax rate on revenues generated from online game, film and television businesses													5.00%
Cultural business construction fee													3.00%
Corporate income tax									20,000
Corporate income tax rate								16.50%		17.00%	25.00%						15.00%
Corporate income tax rate, minimum					15.00%
Corporate income tax rate, maximum					35.00%
Corporate income tax rate, first bracket											20.00%
Taxable income subject to first income bracket											200,000
Exempt taxable income, maximum amount										120,000
Unified income tax rate														25.00%							25.00%
Effective income tax rate												40.70%			12.50%			12.50%	12.50%	12.50%
Reduction in effective income tax rate															50.00%		50.00%	50.00%	50.00%	50.00%
Preferential tax rate															15.00%		15.00%
Withholding tax rate on undistributed dividends																10.00%
Withholding tax rate on undistributed dividends under tax treaty arrangement																5.00%
Withholding tax on undistributed earnings	19,744,931	76,380,924														26,000,000
Withholding tax on license fees and royalties, minimum range		0.00%
Withholding tax on license fees and royalties, maximum range		20.00%
Withholding income tax expense		20,321,733	26,380,188	34,617,375
Net operating loss carryforward						61,730,245	106,696,031
R&D credit carryforwards						7,239,051	9,891,577